Short-Term Investments - Summary of Short-Term Investments (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short Term Investments [Line Items]
Short-term investments	R$ 1,025,845	R$ 1,215,377
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Short Term Investments [Line Items]
Short-term investments	R$ 38,018	R$ 26,829